40. Other general administrative expenses (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other General Administrative Expenses Details 2Abstract
Audit of the annual financial statements of the companies audited by external audit (constant scope of consolidation)	R$ 24.0	R$ 25.2	R$ 19.9
Audit Related	0.4	0.1	0.5
Others	0.0	0.3	0.1
Total	R$ 24.4	R$ 25.6	R$ 20.5